Revenues and Expenses from Asset Management and Servicing (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Management fee income	¥ 111,970	¥ 8,181	¥ 9,297
Performance fee income	5,956	6,962	3,528
Other	8,566	122	83
Revenues from asset management and servicing	126,492	15,265	12,908
Distribution fee expenses	14,767	324	172
Sub-advisory fee expenses	19,483	259	309
Other	1,900	10	12
Expenses from asset management and servicing	¥ 36,150	¥ 593	¥ 493